RESTATEMENT OF PRIOR FINANCIAL INFORMATION (Details 2) - USD ($)		3 Months Ended												12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)		$ 22,641,000	$ (37,019,000)	$ (6,753,000)	$ 11,161,000	$ (9,065,000)	$ 21,017,000	$ 21,380,000	$ (4,402,000)	$ (86,798,000)	$ (1,062,000)	$ (9,638,000)	$ 922,000	$ (683,012)	$ 5,220,605	$ (41,260,897)
Change in Fair Value of derivative Liabilities														(7,394,006)	(20,340,874)	35,389,799
Net cash used in operating activities														(2,765,421)	(15,103,233)	(4,216,876)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)		$ (9,285,715)				23,709,069				55,314,374				$ (9,285,715)	23,709,069	55,314,374
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	[1]														28,929,674	(96,575,271)
Change in Fair Value of derivative Liabilities															(44,049,943)	90,704,173
Net cash used in operating activities															(15,103,233)	(4,216,875)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)						0				0					0	0
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	[1],[2]														(23,709,070)	55,314,374
Change in Fair Value of derivative Liabilities	[2]														23,709,070	(55,314,374)
Net cash used in operating activities															0	0
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)	[2]					23,709,070				(55,314,374)					23,709,070	(55,314,374)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	[1]														5,220,604	(41,260,897)
Change in Fair Value of derivative Liabilities															(20,340,874)	35,389,798
Net cash used in operating activities															(15,103,233)	(4,216,875)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)						$ 23,709,070				$ (55,314,374)					$ 23,709,070	$ (55,314,374)

[1]	For annual periods prior to the fiscal year ended March 31, 2016, as previously reported Net Income (Loss) and Net Income (Loss) Attributable to Common Shareholders, were the same and, accordingly, both amounts were reported on a single line item identified as Net Income (Loss) Attributable to Common Shareholders
[2]	Adjustments relate solely to correction of errors in accounting for convertible preferred shares.